UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830

13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981

Signature, Place and Date of Signing:

/s/ Amy. K. Minella                Greenwich, CT             February 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total: $1,041,440
                                         (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2004
                                                                                                         Voting Authority
                                                            Value        Shares/     Invsmt   Other   -----------------------
Name of Issuer                 Title of class   CUSIP       (x$1000)     Prn Amt     Dscrtn   Mngrs   Sole       Shared    None
--------------                 --------------   -----       --------     -------     ------   -----   ----       ------    ----
Accredo Health Inc             Com              00437V104      $37,680   1,359,304   Sole     None     653,200              706,104
Adesa Inc                      Com              00686U104      $13,579     639,930   Sole     None     309,100              330,830
Advanced Marketing Svcs Inc    Com              00753T105       $3,524     350,254   Sole     None     193,500              156,754
Affiliated Managers Grp        Com              008252108      $19,513     288,050   Sole     None     137,560              150,490
Arch Coal Inc                  Com              039380100      $23,097     649,890   Sole     None     320,500              329,390
Banta Corp                     Com              066821109      $21,427     478,704   Sole     None     233,850              244,854
Cash Amer Intl Inc             Com              14754D100      $17,069     574,140   Sole     None     313,400              260,740
Century Business Svcs Inc      Com              156490104      $20,131   4,617,199   Sole     None   2,242,700            2,374,499
Chemed Corp New                Com              16359R103      $12,867     191,730   Sole     None     103,000               88,730
Chesapeake Energy Corp         Com              165167107       $2,714     164,500   Sole     None      51,100              113,400
Collagenex Pharmaceuticals I   Com              19419B100       $4,030     549,100   Sole     None     260,800              288,300
Compass Minerals Intl Inc      Com              20451N101      $15,861     654,610   Sole     None     299,900              354,710
Comstock Res Inc               Com New          205768203      $20,784     942,590   Sole     None     451,800              490,790
Constellation Brands Inc       CL A             21036P108         $698      15,000   Sole     None      15,000
Convergys Corp                 Com              212485106       $5,071     338,310   Sole     None     162,800              175,510
Corinthian Colleges Inc        Com              218868107      $19,658   1,043,130   Sole     None     512,400              530,730
Coventry Health Care Inc       Com              222862104      $24,433     460,300   Sole     None     221,200              239,100
Crescent Real Estate Equitie   Com              225756105      $31,950   1,749,746   Sole     None     843,200              906,546
Del Monte Foods Co             Com              24522P103      $27,972   2,538,275   Sole     None   1,219,069            1,319,206
EDO Corp                       Com              281347104      $39,956   1,258,452   Sole     None     622,300              636,152
Electro Rent Corp              Com              285218103       $7,867     552,814   Sole     None     292,419              260,395
FCLT Loans Asset Corp          Com              301990719         $401     572,765   Sole     None     261,605              311,070
Fuel-Tech N V                  Com              359523107       $2,625     562,122   Sole     None     292,900              269,222
Fuller H B Co                  Com              359694106      $23,138     811,561   Sole     None     395,600              415,961
Handleman Co Del               Com              410252100       $8,495     395,487   Sole     None     223,100              172,387
Schein Henry Inc               Com              806407102       $2,765      39,700   Sole     None      12,200               27,500
Hewitt Assocs                  Com              42822Q100       $6,659     208,030   Sole     None      58,230              149,800
Hilb Rogal & Hobbs Co          Com              431294107      $30,806     850,060   Sole     None     410,900              439,160
Hollinger Intl Inc             Com              435569108      $22,294   1,421,830   Sole     None     598,110              823,720
InfoUSA Inc New                Com              456818301      $18,417   1,645,860   Sole     None     806,100              839,760
Interactive Data Corp          Com              45840J107      $26,419   1,215,208   Sole     None     585,350              629,858
Intergraph Corp                Com              458683109      $37,511   1,392,890   Sole     None     673,412              719,478
Journal Register Co            Com              481138105       $1,266      65,490   Sole     None      33,500               31,990
Lincoln Elec Hldgs Inc         Com              533900106      $23,304     674,703   Sole     None     321,200              353,503
Lipman Electronic Engineerin   Ord              M6772H101      $23,377     837,870   Sole     None     406,700              431,170
MDC Partners Inc               CL A Sub Vtg     552697104      $25,777   2,397,877   Sole     None   1,120,400            1,277,477
NTL Inc Del                    Com              62940M104       $4,144      56,800   Sole     None      17,400               39,400
Nelnet Inc                     Com              64031N108      $28,532   1,059,485   Sole     None     512,400              547,085
Pacer Intl Inc Tenn            Com              69373H106      $14,649     689,050   Sole     None     332,600              356,450
Penn VA Corp                   Com              707882106       $8,398     207,000   Sole     None     111,000               96,000
Pico Hldgs Inc                 Com              693366205         $507      24,400   Sole     None       3,400               21,000
Polymedica Corp                Com              731738100      $23,097     619,385   Sole     None     283,300              336,085
Providence Svc Corp            Com              743815102       $9,799     467,054   Sole     None     229,200              237,854
Providian Finl Corp            Com              74406A102      $25,464   1,546,070   Sole     None     713,100              832,970
Puma AG                        Com              745878207       $6,894      25,245   Sole     None      12,250               12,995
PureCycle Corp                 Com New          746228303         $255      29,000   Sole     None       4,000               25,000
R H Donnelley Corp             Com New          74955W307      $29,415     498,145   Sole     None     231,590              266,555
Donnelley R R & Sons Co        Com              257867101       $5,186     146,961   Sole     None      50,904               96,057
Rayovac Corp                   Com              755081106       $4,190     137,100   Sole     None      73,400               63,700
Rent A Ctr Inc New             Com              76009N100       $8,154     307,690   Sole     None     139,700              167,990
Silgan Holdings Inc            Com              827048109      $25,051     410,939   Sole     None     198,900              212,039
Speedway Motorsports           Com              847788106      $41,401   1,056,677   Sole     None     510,350              546,327
Stage Stores Inc               Com New          85254C305      $31,204     751,535   Sole     None     361,800              389,735
Storage Technology Corp        Com              862111200      $32,840   1,038,904   Sole     None     496,840              542,064
Technitrol Inc                 Com              878555101      $18,902   1,038,561   Sole     None     499,300              539,261
Transaction Sys Architects     CL A             893416107      $11,826     595,750   Sole     None     287,100              308,650
Triarc Cos Inc                 CL A             895927101      $44,976   3,459,668   Sole     None   1,647,910            1,811,758
Trizec Properties Inc          Com              89687P107      $26,364   1,393,450   Sole     None     680,540              712,910
Velcro Inds N V                Com              922571104       $3,950     297,871   Sole     None     155,100              142,771
Wellsford Real Pptys Inc       Com New          950240200       $5,312     368,396   Sole     None     191,600              176,796
West Pharmaceutical Svcs Inc   Com              955306105       $1,302      52,000   Sole     None      38,400               13,600
Willis Group Holdings Ltd      Shs              G96655108       $5,764     140,000   Sole     None      43,000               97,000
Ishares TR                     Rusl 2000 Valu   464287630         $733       3,800   Sole     None       1,300                2,500

                                                Total       $1,041,440

01269.0001 #546298